Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year	$ 741	$ 325
Additions from tax positions taken in the current year	383	416
Gross unrecognized tax benefits at end of the year	$ 1,124	$ 741